UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2006 (Unaudited)

DWS Target 2013 Fund

	Shares	Value ($)

Common Stocks 32.2%
Consumer Discretionary 3.3%
Automobiles 0.3%
Toyota Motor Corp. (ADR)	1,110	130,980
Hotels Restaurants & Leisure 0.7%
McDonald’s Corp.	4,880	204,570
Starwood Hotels & Resorts Worldwide, Inc.	1,480	88,415

		292,985
Media 0.9%
Comcast Corp. “A”*	1,390	56,531
McGraw-Hill Companies, Inc.	480	30,802
News Corp. “A”	6,810	141,988
Omnicom Group, Inc.	950	96,378
Walt Disney Co.	1,830	57,572

		383,271
Multiline Retail 0.7%
Federated Department Stores, Inc.	3,070	134,804
J.C. Penney Co., Inc.	2,270	170,772

		305,576
Specialty Retail 0.4%
Best Buy Co., Inc.	1,140	62,985
Staples, Inc.	3,900	100,581

		163,566
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*	3,580	141,911
Consumer Staples 3.1%
Beverages 0.8%
PepsiCo, Inc.	5,540	351,457
Food & Staples Retailing 0.4%
Walgreen Co.	3,570	155,938
Food Products 0.2%
Dean Foods Co.*	2,300	96,347
Household Products 1.1%
Procter & Gamble Co.	7,820	495,710
Tobacco 0.6%
Altria Group, Inc.	2,910	236,670
Energy 3.1%
Energy Equipment & Services 0.6%
Cameron International Corp.*	2,250	112,725
Schlumberger Ltd.	1,880	118,590

		231,315
Oil, Gas & Consumable Fuels 2.5%
ExxonMobil Corp.	5,346	381,811
Hess Corp.	1,620	68,688
Marathon Oil Corp.	1,560	134,784

Occidental Petroleum Corp.	3,840	180,250
Total SA (ADR)	2,490	169,669
Valero Energy Corp.	3,000	156,990

		1,092,192
Financials 7.2%
Capital Markets 3.0%
Bank of New York Co., Inc.	8,310	285,615
Lehman Brothers Holdings, Inc.	3,180	247,531
Mellon Financial Corp.	1,280	49,664
Merrill Lynch & Co., Inc.	2,290	200,192
Morgan Stanley	1,690	129,167
The Goldman Sachs Group, Inc.	920	174,607
UBS AG (Registered)	3,290	196,873

		1,283,649
Commercial Banks 1.7%
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	1,260	99,225
US Bancorp	1,030	34,855
Wachovia Corp.	5,550	308,025
Wells Fargo & Co.	8,550	310,280

		752,385
Consumer Finance 0.2%
SLM Corp.	1,980	96,386
Diversified Financial Services 1.2%
Bank of America Corp.	6,910	372,242
JPMorgan Chase & Co.	1,750	83,020
Moody’s Corp.	1,260	83,538

		538,800
Insurance 1.1%
American International Group, Inc.	3,640	244,499
Loews Corp.	1,390	54,099
MetLife, Inc.	2,810	160,535

		459,133
Health Care 4.0%
Biotechnology 0.2%
Amgen, Inc.*	1,080	81,983
Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	6,850	314,894
C.R. Bard, Inc.	1,450	118,842

		433,736
Health Care Providers & Services 0.9%
Cardinal Health, Inc.	1,280	83,776
UnitedHealth Group, Inc.	4,060	198,047
WellPoint, Inc.*	1,570	119,822

		401,645
Life Sciences Tools & Services 0.5%
Fisher Scientific International, Inc.*	2,330	199,495
Pharmaceuticals 1.4%
Abbott Laboratories	1,512	71,835
AstraZeneca PLC (ADR)	720	42,264
Johnson & Johnson	1,990	134,126
Merck & Co., Inc.	640	29,069
Novartis AG (ADR)	2,940	178,546
Sanofi-Aventis (ADR)	800	34,152
Wyeth	2,800	142,884

		632,876

Industrials 3.4%
Aerospace & Defense 1.0%
Boeing Co.	1,670	133,366
Honeywell International, Inc.	5,660	238,399
United Technologies Corp.	1,240	81,493

		453,258
Electrical Equipment 0.3%
Emerson Electric Co.	1,610	135,884
Industrial Conglomerates 1.7%
General Electric Co.	15,610	548,067
Tyco International Ltd.	6,500	191,295

		739,362
Machinery 0.4%
PACCAR, Inc.	2,805	166,084
Information Technology 4.9%
Communications Equipment 1.4%
Cisco Systems, Inc.*	17,370	419,138
Motorola, Inc.	5,190	119,682
QUALCOMM, Inc.	2,280	82,969

		621,789
Computers & Peripherals 0.6%
Apple Computer, Inc.*	2,070	167,836
International Business Machines Corp.	840	77,557

		245,393
Internet Software & Services 0.3%
eBay, Inc.*	4,110	132,054
IT Services 0.5%
Automatic Data Processing, Inc.	4,490	221,986
Semiconductors & Semiconductor Equipment 0.7%
Applied Materials, Inc.	6,590	114,600
ASML Holding NV (NY Registered Shares)*	6,140	140,238
Maxim Integrated Products, Inc.	1,510	45,315

		300,153
Software 1.4%
Adobe Systems, Inc.*	2,340	89,505
Electronic Arts, Inc.*	1,020	53,948
Microsoft Corp.	10,270	294,851
Symantec Corp.*	9,250	183,520

		621,824
Materials 1.0%
Chemicals 0.3%
Monsanto Co.	1,430	63,235
PPG Industries, Inc.	800	54,720

		117,955
Metals & Mining 0.5%
Companhia Vale do Rio Doce (ADR)	2,190	55,713
Rio Tinto PLC (ADR)	625	138,369

		194,082
Paper & Forest Products 0.2%
Weyerhaeuser Co.	1,650	104,924
Telecommunication Services 1.1%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	8,560	293,180

Verizon Communications, Inc.	2,300	85,100

		378,280
Wireless Telecommunication Services 0.2%
American Tower Corp. “A”*	2,720	97,974
Utilities 1.1%
Electric Utilities 0.7%
Allegheny Energy, Inc.*	3,030	130,381
Entergy Corp.	730	62,656
Exelon Corp.	2,130	132,017

		325,054
Independent Power Producers & Energy Traders 0.4%
TXU Corp.	2,600	164,138

Total Common Stocks (Cost $11,488,366)		13,978,200
	Principal Amount ($)	Value ($)

US Treasury Obligations 67.9%
US Treasury STRIPS, 4.579%**, 2/15/2013 (Cost $29,828,574)	39,212,000	29,494,404
	Contracts	Value ($)

Put Options Purchased 0.0%
Lehman Brothers Holdings, Inc., expiring 11/18/2006, Strike Price $70.0	29	580
Merrill Lynch & Co., Inc., expiring 11/18/2006, Strike Price $75.0	27	135
Morgan Stanley, expiring 11/18/2006, Strike Price $70.0	25	500
The Goldman Sachs Group, Inc., expiring 11/18/2006, Strike Price $165.0	13	195

Total Put Options Purchased (Cost $17,667)		1,410
	Shares	Value ($)

Cash Equivalents 0.1%
Cash Management QP Trust, 5.31% (a) (Cost $20,736)	20,736	20,736
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 41,355,343)	100.2	43,494,750
Other Assets and Liabilities, Net	(0.2)	(75,810)

Net Assets	100.0	43,418,940

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2013 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 18, 2006